Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Dividends
Schedule of Cash flows from dividends paid are classified under operating activities	The table below illustrates the dividends declared and paid:

Figures in million – SA rand unless stated otherwise	2025	2024	2023
Dividend declared and paid (interim)	—	—	1,501
Dividend declared after 31 December (final)	3,708	—	—
Total dividends declared for the year	3,708	—	1,501
Dividend per share (interim) — cents	—	—	53
Dividend per share (final) — cents	131	—	—
Dividends paid during the financial year	—	—	4,953
Dividends paid to NCI of subsidiaries during the financial year	302	173	365
Total dividends paid for the year[1]	302	173	5,318
1The dividends paid is impacted by the number of shares in issue at the time of payment

Schedule of Reconciliation of (loss)/profit attributable to the owners	Reconciliation of profit attributable to the owners of Sibanye-Stillwater to normalised earnings

Figures in million – SA rand	2025	2024	2023
Loss attributable to the owners of Sibanye-Stillwater	(5,171)	(7,297)	(37,772)
Adjusted for:
Loss/(gain) on financial instruments	3,794	(5,433)	(235)
(Gain)/loss on foreign exchange differences	(155)	215	(1,973)
Loss/(gain) on disposal of property, plant and equipment	14	(55)	(105)
Impairments and reversal of impairments	14,007	9,173	47,454
Gain on acquisition	—	—	(898)
Restructuring costs	247	550	515
Transaction costs	4,543	851	474
Occupational healthcare loss/(gain)	49	(76)	(365)
Gain on remeasurement of previous interest in Kroondal	—	—	(298)
Gain on increase in equity-accounted investment	(5)	(2)	(5)
Change in estimated deferred tax rate	103	(364)	726
Share of results of equity-accounted investees after tax	(337)	(212)	1,174
Provision for community costs post closure	—	24	—
Section 45X credits recognised for 2023 and 2024	(4,403)	—	—
Cyber security costs	—	67	—
Compensation for losses incurred	(142)	(26)	—
Corporate leadership costs	50	—	—
Gain on assets held for sale	(16)	—	—
Tax effect of the items adjusted above	(875)	332	(6,664)
NCI effect of the items listed above	(1,140)	793	(276)
Normalised earnings[1]	10,563	(1,460)	1,752
1Non-IFRS measures such as normalised earnings is the responsibility of the Group’s Board of Directors and presented for illustration purposes only, and because of its nature, normalised earnings should not be considered as a representation of financial performance under IFRS Accounting Standards